Significant Accounting Policies Significant Accounting Policies (Details 7) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Discontinued operation disclosures
Discontinued Operation, Tax Effect of Discontinued Operation									$ 0	$ (4)	$ (5)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(1)	0	0	0	(1)	(6)	(1)	0	(1)	(8)	(7)
Antidilutive securities excluded from computation of earnings per share									2.1	6.2	5.9
Linens N Things
Discontinued operation disclosures
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax									$ (1)	$ (12)	$ (12)